Fair Value Measurements - Schedule of Assets and liabilities Measured on a Recurring Basis (Detail) ¥ in Millions, $ in Millions		Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Fair value disclosure
Notes payable, current portion	[1]	¥ 4,517	$ 646	¥ 7,982
Notes payable other than 2032 Exchangeable Bonds		36,175	5,173
Convertible senior notes, current portion	[1]	1,458	208	225
Notes payable, non-current portion	[1]			26,276
Convertible senior notes, non-current portion	[1]	6,313	903	7,697
Fair value measurements on a recurring basis
Derivative instruments, Current		¥ 180	$ 26	7
Derivative Asset, Current, Statement of Financial Position [Extensible Enumeration]		Other Assets, Current	Other Assets, Current
Derivative instruments, Non - Current				¥ 607
Derivative Asset, Noncurrent, Statement of Financial Position [Extensible Enumeration]				Other Assets, Noncurrent
Total assets measured at fair value		¥ 50,516	$ 7,224	¥ 26,637
2032 Exchangeable Bonds		14,271	2,041
Total liabilities measured at fair value		14,679	2,099	389
Cash Equivalents
Fair value disclosure
Time deposits	[1]	5,286	756	4,538
Short-term Investments
Fair value disclosure
Held-to-maturity debt investments	[1]	59,570	8,518	96,912
Fair value measurements on a recurring basis
Available-for-sale debt investments		27,050	3,868	5,954
Trading debt investments		4,081	584	15
Long-term investments
Fair value disclosure
Long-term time deposits and held-to-maturity investments	[1]	125,048	17,882	99,069
Fair value measurements on a recurring basis
Equity investments at fair value with readily determinable fair value		10,774	1,541	8,586
Equity investments without readily determinable fair value using NAV practical expedient	[2]	618	88	727
Investments accounted for at fair value		4,593	657	4,381
Available-for-sale debt investments		3,220	460	6,360
Accounts Payable and Accrued Liabilities
Fair value measurements on a recurring basis
Derivative instruments		34	5
Amounts Due To Related Parties current
Fair value measurements on a recurring basis
Financial liability		374	$ 53	389
Fair Value, Inputs, Level 1
Fair value measurements on a recurring basis
Total assets measured at fair value		14,874		8,635
Fair Value, Inputs, Level 1 | Short-term Investments
Fair value measurements on a recurring basis
Trading debt investments		4,081		15
Fair Value, Inputs, Level 1 | Long-term investments
Fair value measurements on a recurring basis
Equity investments at fair value with readily determinable fair value		10,774		8,586
Investments accounted for at fair value		19		34
Fair Value, Inputs, Level 2
Fair value disclosure
Notes payable, current portion	[1]	4,517		7,982
Notes payable other than 2032 Exchangeable Bonds		36,175
Convertible senior notes, current portion	[1]	1,458		17
Notes payable, non-current portion	[1]			26,276
Convertible senior notes, non-current portion	[1]	2,398		3,932
Fair value measurements on a recurring basis
Derivative instruments, Current		180		7
Derivative instruments, Non - Current				607
Total assets measured at fair value		27,566		7,418
2032 Exchangeable Bonds		14,271
Total liabilities measured at fair value		14,679		389
Fair Value, Inputs, Level 2 | Cash Equivalents
Fair value disclosure
Time deposits	[1]	5,286		4,538
Fair Value, Inputs, Level 2 | Short-term Investments
Fair value disclosure
Held-to-maturity debt investments	[1]	59,570		96,912
Fair value measurements on a recurring basis
Available-for-sale debt investments		27,050		5,954
Fair Value, Inputs, Level 2 | Long-term investments
Fair value disclosure
Long-term time deposits and held-to-maturity investments	[1]	125,048		99,069
Fair value measurements on a recurring basis
Available-for-sale debt investments		336		850
Fair Value, Inputs, Level 2 | Accounts Payable and Accrued Liabilities
Fair value measurements on a recurring basis
Derivative instruments		34
Fair Value, Inputs, Level 2 | Amounts Due To Related Parties current
Fair value measurements on a recurring basis
Financial liability		374		389
Fair Value, Inputs, Level 3
Fair value disclosure
Convertible senior notes, current portion	[1]			208
Convertible senior notes, non-current portion	[1]	3,915		3,765
Fair value measurements on a recurring basis
Total assets measured at fair value		7,459		9,857
Fair Value, Inputs, Level 3 | Long-term investments
Fair value measurements on a recurring basis
Investments accounted for at fair value		4,574		4,347
Available-for-sale debt investments		¥ 2,885		¥ 5,510

[1]	Fair value disclosure shows financial instruments which are not measured at fair value in the consolidated balance sheets, but for which the fair value is estimated for disclosure purposes.
[2]	Investments are measured at fair value using NAV as a practical expedient. These investments have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the consolidated balance sheet.